Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [Line Items]
Rental revenue	¥ 42,856,285	¥ 34,052,737	¥ 5,357,631
Revenue for expected to be recognized	¥ 6,513,072